Acquisition of Substantially All of the Assets of Optex Systems, Inc. (Texas)	12 Months Ended
Oct. 03, 2010
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 4 — Acquisition of Substantially All of the Assets of Optex Systems, Inc. (Texas)

Acquisition of Assets of Optex Systems, Inc. (Texas) by Optex Systems, Inc. (Delaware) on October 14, 2008

On October 14, 2008, in a purchase transaction that was consummated via public auction, Optex Systems, Inc. (Delaware) (Successor) purchased all of the assets of Optex Systems, Inc. (Texas) (Predecessor) in exchange for $15 million of Irvine Sensors Corporation debt owned by it and the assumption of approximately $3.8 million of certain Optex Systems, Inc. (Texas) liabilities. The $15 million of Irvine Sensors Corporation debt was contributed by Longview and Alpha to Optex Systems, Inc. (Delaware), in exchange for a $6 million note payable from Optex Systems, Inc. (Delaware) and a $9 million equity interest in Optex Systems, Inc. (Delaware) (which consisted of the issuance by Optex Systems, Inc. (Delaware) of 45,081,350 and 4,918,650 shares of its common stock to each of Longview Fund and Alpha, respectively). On October 30, 2008, Alpha sold its Optex Systems, Inc. (Delaware) common stock to Arland Holdings, Ltd. There was no contingent consideration associated with the purchase. Longview and Arland Holdings, Ltd. owned Optex Systems, Inc. (Delaware) together until February 20, 2009, when Longview sold 100% of its equity interests in Optex Systems, Inc. (Delaware) to Sileas, as discussed below.

Optex Systems, Inc. (Delaware) purchased all of the assets of Optex Systems, Inc. (Texas), including: intellectual property, production processes and know-how, and outstanding contracts and customer relationships. Optex Systems, Inc. (Delaware) also assumed certain liabilities of Optex Systems, Inc. (Texas) consisting of accounts payable and accrued liabilities. Optex Systems Holdings’ management intends to improve the business’s ability to serve its existing customers and to attract new customers by providing quality products and superior service which will be achieved by improving Optex Systems Holdings’ working capital availability as opposed to the limited working capital that was available during the time period in which the assets were owned by Irvine Sensors Corporation.

Pro forma revenue and earnings per share information is presented cumulatively in Note 5.

Secured Promissory Note Issued in Connection with Purchase by Optex Systems, Inc. (Delaware) (Successor)

In connection with the public sale of the Optex Systems, Inc. (Texas) (Predecessor) assets to Optex Systems, Inc. (Delaware) (Successor), Optex Systems, Inc. (Delaware) delivered to Longview and Alpha Secured Promissory Notes, due September 19, 2011, in the principal amounts of $5,409,762 and $540,976, respectively. On February 20, 2009, Longview sold its Optex Systems, Inc. (Delaware) promissory note to Sileas, as described below. On March 27, 2009, Sileas and Alpha exchanged their Notes plus accrued and unpaid interest of $159,780 for 1,027 shares of Optex Systems, Inc. (Delaware) Series A preferred stock.

Acquisition by Sileas on February 20, 2009

On February 20, 2009, Sileas purchased 100% of the equity and debt interest held by Longview, representing 90% of Optex Systems, Inc. (Delaware). Currently, Sileas is the majority owner of Optex Systems Holdings.

Secured Promissory Note Due February 20, 2012/Longview Fund, LP

As a result of the transaction described above between Sileas and Longview Fund, LP on February 20, 2009, Sileas, currently majority owner of Optex Systems Holdings executed and delivered to Longview, a Secured Promissory Note due February 20, 2012 in the principal amount of $13,524,405. The Note bears simple interest at the rate of 4% per annum, and the interest rate upon an event of default increases to 10% per annum. In the event Optex Systems Holdings sells or conveys all or substantially all its assets to a third party entity for more than nominal consideration, other than a reorganization into Sileas or reincorporation in another jurisdiction, then this Note shall be immediately due and owing without demand. In the event that such a major transaction occurs prior to the maturity date resulting in the Sileas receiving net consideration with a fair market value in excess of the principal and interest due under the terms of the secured note (the “Optex Consideration”), then in addition to paying the principal and interest due, Sileas shall also pay an amount equal to 90% of the Optex Consideration. The obligations of Sileas under the note are secured by a security interest in Optex Systems Holdings’ common and preferred stock owned by Sileas that was granted to Longview pursuant to a Stock Pledge Agreement delivered by Sileas to Longview and also by a lien on all of the assets of Sileas.

Optex Systems Holdings has not guaranteed the note and Longview is not entitled to pursue Optex Systems Holdings in the event of a default by Sileas. Therefore, there are no actual or potential cash flow commitments from Optex Systems Holdings. In the event of default by Sileas on its obligations under the note, Longview would only be entitled to receive the Optex Systems Holdings common and preferred stock held by Sileas.